Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Tables) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500 - Text Block
8. Reconciliation to Form 5500
Reconciliation of net assets available for benefits per the financial statements to the Form 5500 as of December 31, 2025 and 2024, is as follows:

	2025	2024
Net assets available for benefits per the financial statements	$131,831,165	$97,702,873
Less: deemed distributions of participant loans	13,595	60,074
Net assets available for benefits per the Form 5500	$131,817,570	$97,642,799
Reconciliation of the increase in net assets available for benefits per the financial statements to the net income (loss) per the Form 5500 for the year ended December 31, 2025 is as follows:

2025
Increase in net assets available for benefits per the financial statements	$34,128,292
Deemed distributions activity	46,479
Net income (loss) per the Form 5500	$34,174,771

EBP, Reconciliation of Financial Statement to Form 5500 - Table Text Block
Reconciliation of net assets available for benefits per the financial statements to the Form 5500 as of December 31, 2025 and 2024, is as follows:

	2025	2024
Net assets available for benefits per the financial statements	$131,831,165	$97,702,873
Less: deemed distributions of participant loans	13,595	60,074
Net assets available for benefits per the Form 5500	$131,817,570	$97,642,799
Reconciliation of the increase in net assets available for benefits per the financial statements to the net income (loss) per the Form 5500 for the year ended December 31, 2025 is as follows:

2025
Increase in net assets available for benefits per the financial statements	$34,128,292
Deemed distributions activity	46,479
Net income (loss) per the Form 5500	$34,174,771

Net assets available for benefits	$ 131,831,165	$ 97,702,873
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Deemed Distribution	13,595	60,074
EBP, Form 5500 Caption, Net Assets	131,817,570	$ 97,642,799
Net increase in net assets available for benefits	34,128,292
EBP, Reconciliation to Form 5500, Payment to Participant, Increase (Decrease) from Deemed Distribution	46,479
EBP, Form 5500 Caption, Net Income (Loss)	$ 34,174,771